Pension and Non-pension Post-employment Benefit Plans - Additional Information (Details) £ in Millions	1 Months Ended						3 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of fair value of plan assets [line items]
Percentage of plan members that are active employees of the Company										1.00%
Loss (gain) on pension annuity purchase							$ 63,300,000	$ 1,900,000		$ 0	$ 1,900,000	$ 0
Plan assets, at fair value										$ 293,000,000	395,500,000
Percentage of plan assets held with financial institutions with a rating of A- or above										97.00%
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										$ 26,500,000	247,000,000
Level 3
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										266,500,000	148,500,000
Level 2
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										0	0
UK Main Pension Plan
Disclosure of fair value of plan assets [line items]
Cost of annuity purchased	$ 209,200,000	£ 156.1			$ 154,300,000	£ 123.7
Non-cash loss recorded in other comprehensive income									$ 17,000,000	63,300,000	17,000,000
Reduction in pension assets									$ 17,000,000
UK Supplementary Pension Plan
Disclosure of fair value of plan assets [line items]
Cost of annuity purchased			$ 11,700,000	£ 9.1
Loss (gain) on pension annuity purchase											1,900,000
Pension Plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										293,000,000	395,500,000
Employer contributions										13,300,000	11,900,000
Defined Contribution Pension Plans
Disclosure of fair value of plan assets [line items]
Employer contributions										9,600,000	9,400,000
Estimate of contributions expected to be paid to plan for next annual reporting period										9,600,000
Defined Benefit Pension Plans
Disclosure of fair value of plan assets [line items]
Employer contributions										3,700,000	2,500,000
Estimate of contributions expected to be paid to plan for next annual reporting period										2,400,000
Other Benefit Plans
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value										0	0
Employer contributions										4,800,000	$ 4,500,000
Estimate of contributions expected to be paid to plan for next annual reporting period										$ 3,600,000